Loans, Credit Exposure of Portfolio (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 744,847	$ 704,735	$ 630,741
Unearned income	(1,786)	(1,569)	(1,241)
Total Loans Net of Unearned Income	743,061	703,166	629,500
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	678,996	643,552	543,788
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	31,964	21,327	28,172
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	33,887	39,856	58,781
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0	0
Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	521,430	510,982	471,082
Real Estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	464,917	451,416	393,669
Real Estate [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	23,490	20,607	24,123
Real Estate [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	33,023	38,959	53,290
Real Estate [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0	0
Construction and Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	47,817	47,550	44,856
Construction and Land Development [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	42,035	40,286	29,654
Construction and Land Development [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,406	1,330	5,595
Construction and Land Development [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	4,376	5,934	9,607
Construction and Land Development [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0	0
Farmland [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	14,168	9,826	11,182
Farmland [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	14,001	9,631	11,059
Farmland [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	88	85	0
Farmland [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	79	110	123
Farmland [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0	0
1- 4 Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	111,623	103,764	87,473
1- 4 Family [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	96,902	89,623	71,240
1- 4 Family [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	5,930	4,060	7,117
1- 4 Family [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	8,791	10,081	9,116
1- 4 Family [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0	0
Multifamily [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	14,405	13,771	14,855
Multifamily [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	6,636	5,884	6,746
Multifamily [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	6,430	5,936	806
Multifamily [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,339	1,951	7,303
Multifamily [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0	0
Non-Farm Non-Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	333,417	336,071	312,716
Non-Farm Non-Residential [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	305,343	305,992	274,970
Non-Farm Non-Residential [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	9,636	9,196	10,605
Non-Farm Non-Residential [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	18,438	20,883	27,141
Non-Farm Non-Residential [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0	0
Non-Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	223,417	193,753	159,659
Non-Real Estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	214,079	192,136	150,119
Non-Real Estate [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	8,474	720	4,049
Non-Real Estate [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	864	897	5,491
Non-Real Estate [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0	0
Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	31,256	21,749	18,476
Agricultural [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	30,980	21,486	17,969
Agricultural [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	8	11	75
Agricultural [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	268	252	432
Agricultural [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0	0
Commercial And Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	171,069	151,087	117,425
Commercial And Industrial [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	162,145	149,930	108,590
Commercial And Industrial [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	8,361	592	3,834
Commercial And Industrial [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	563	565	5,001
Commercial And Industrial [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0	0
Consumer And Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	21,092	20,917	23,758
Consumer And Other [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	20,954	20,720	23,560
Consumer And Other [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	105	117	140
Consumer And Other [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	33	80	58
Consumer And Other [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 0	$ 0	$ 0